LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Current balance	$ 86,809	$ 41,627	$ 47,970
Contractual Principal Balance	104,732	47,857
Allowance for loan and lease losses	1,160	779
Average Recorded Investment	59,728	51,846	51,548
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	1,269	1,147
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	88	98
Total interest included in income	1,357	1,245	1,251
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	37,633	7,331
Contractual Principal Balance	43,500	8,629
Allowance for loan and lease losses	667	169
Average Recorded Investment	15,398	14,371	14,717
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	360	280
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	44	28	37
Total interest included in income	404	308	346
Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	22	82
Contractual Principal Balance	22	82
Allowance for loan and lease losses	0	0
Average Recorded Investment	21	112	364
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	4
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	8
Total interest included in income	0	4	11
Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	9	29
Contractual Principal Balance	26	60
Allowance for loan and lease losses	0	0
Average Recorded Investment	20	601	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	2	1
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	2	1	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	25,022	21,542
Contractual Principal Balance	32,884	23,957
Allowance for loan and lease losses	461	448
Average Recorded Investment	26,140	23,569	22,044
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	490	563
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	18	40	211
Total interest included in income	508	603	568
Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	17,598	7,932
Contractual Principal Balance	20,276	9,208
Allowance for loan and lease losses	32	160
Average Recorded Investment	12,254	8,728	9,126
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	301	196
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	23	26	30
Total interest included in income	324	222	229
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	6,351	4,456
Contractual Principal Balance	7,461	5,499
Allowance for loan and lease losses	0	2
Average Recorded Investment	5,621	4,133	4,931
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	114	99
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	3	4	4
Total interest included in income	117	103	90
Installment
Financing Receivable, Impaired [Line Items]
Current balance	174	255
Contractual Principal Balance	563	422
Allowance for loan and lease losses	0	0
Average Recorded Investment	274	332	366
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	2	4
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	2	4	7
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	2,749	4,444
Contractual Principal Balance	2,749	4,452
Allowance for loan and lease losses	1,160	779
Average Recorded Investment	3,277	5,051	10,579
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			290
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	84,060	37,183
Contractual Principal Balance	101,983	43,405
Allowance for loan and lease losses	0	0
Average Recorded Investment	56,451	46,795	40,969
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			961
Loans with no related allowance recorded [member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	36,694	7,162
Contractual Principal Balance	42,561	8,460
Allowance for loan and lease losses	0	0
Average Recorded Investment	14,498	13,167	13,619
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			309
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	22	82
Contractual Principal Balance	22	82
Allowance for loan and lease losses	0	0
Average Recorded Investment	21	112	150
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			3
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	9	29
Contractual Principal Balance	26	60
Allowance for loan and lease losses	0	0
Average Recorded Investment	20	601	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	23,513	18,423
Contractual Principal Balance	31,375	20,837
Allowance for loan and lease losses	0	0
Average Recorded Investment	24,738	20,935	14,252
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			357
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	17,297	6,876
Contractual Principal Balance	19,975	8,145
Allowance for loan and lease losses	0	0
Average Recorded Investment	11,359	7,616	7,752
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			199
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	6,351	4,356
Contractual Principal Balance	7,461	5,399
Allowance for loan and lease losses	0	0
Average Recorded Investment	5,541	4,032	4,830
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			86
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	174	255
Contractual Principal Balance	563	422
Allowance for loan and lease losses	0	0
Average Recorded Investment	274	332	366
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			7
Impaired Financing Receivables With Related Allowance [Member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	939	169
Contractual Principal Balance	939	169
Allowance for loan and lease losses	667	169
Average Recorded Investment	900	1,204	1,098
Impaired Financing Receivables With Related Allowance [Member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	0	214
Impaired Financing Receivables With Related Allowance [Member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	1,509	3,119
Contractual Principal Balance	1,509	3,120
Allowance for loan and lease losses	461	448
Average Recorded Investment	1,402	2,634	7,792
Impaired Financing Receivables With Related Allowance [Member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	301	1,056
Contractual Principal Balance	301	1,063
Allowance for loan and lease losses	32	160
Average Recorded Investment	895	1,112	1,374
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	0	100
Contractual Principal Balance	0	100
Allowance for loan and lease losses	0	2
Average Recorded Investment	80	101	101
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	$ 0	$ 0	$ 0